Supplement dated January 8, 2010 to the
Class A Shares, Class B Shares
and Class C Shares Prospectuses

Dated January 30, 2009
VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND,
as previously supplemented on December 7, 2009, October 20, 2009 and August 14, 2009
VAN KAMPEN GOVERNMENT SECURITIES FUND,
as previously supplemented on October 20, 2009 and August 14, 2009
VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen California Insured Tax Free Fund
Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund,
each as previously supplemented on December 7, 2009,
October 20, 2009 and August 14, 2009

Dated December 24, 2008
VAN KAMPEN TRUST II,
on behalf of its series,
Van Kampen Global Tactical Asset Allocation Fund,
as previously supplemented on October 20, 2009, August 14, 2009 and August 7, 2009
Van Kampen Global Bond Fund,
as previously supplemented on October 20, 2009 and August 14, 2009

The Prospectus is hereby supplemented as follows:

On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.

Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, the Fund’s Board of Trustees/Directors (the “Board”) has approved, subject to shareholder approval, that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”) advised by an affiliate of Invesco that has substantially the same investment objectives, principal investment strategies and risks as the Fund (the “Reorganization”). The proposed Reorganization will be presented to shareholders of the Fund at a special meeting of shareholders. If shareholders of the Fund approve the Reorganization and certain other conditions to closing of the Transaction are met, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Upon completion of the proposed Reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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Supplement dated January 8, 2010 to the
Class I Shares
(and where applicable, Class R Shares) Prospectuses

Dated January 30, 2009
VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND,
as previously supplemented on December 7, 2009
October 20, 2009 and September 14, 2009
VAN KAMPEN GOVERNMENT SECURITIES FUND,
as previously supplemented on October 20, 2009 and September 14, 2009
VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen California Insured Tax Free Fund
Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund,
each as previously supplemented on December 7, 2009,
October 20, 2009 and September 14, 2009

Dated December 24, 2008
VAN KAMPEN TRUST II,
on behalf of its series,
Van Kampen Global Tactical Asset Allocation Fund,
as previously supplemented on October 20, 2009,
September 14, 2009 and August 7, 2009
Van Kampen Global Bond Fund,
as previously supplemented on October 20, 2009
and September 14, 2009

The Prospectus is hereby supplemented as follows:

On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.

Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, the Fund’s Board of Trustees/Directors (the “Board”) has approved, subject to shareholder approval, that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”) advised by an affiliate of Invesco that has substantially the same investment objectives, principal investment strategies and risks as the Fund (the “Reorganization”). The proposed Reorganization will be presented to shareholders of the Fund at a special meeting of shareholders. If shareholders of the Fund approve the Reorganization and certain other conditions to closing of the Transaction are met, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Upon completion of the proposed Reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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